UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038
                                   ---------

                          THE MONEY MARKET PROTFOLIOS
                          ---------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 06/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                             ----------------------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                                                2004            2003            2002           2001         2000
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................    $     1.00      $     1.00     $     1.00     $     1.00    $     1.00
                                                             ----------------------------------------------------------------------
Income from investment operations - net investment income          .009            .014           .026           .059          .056

Less distributions from net investment income ...........         (.009)          (.014)         (.026)         (.059)        (.056)
                                                             ----------------------------------------------------------------------
Net asset value, end of year ............................    $     1.00      $     1.00     $     1.00     $     1.00    $     1.00
                                                             ======================================================================

Total return(a) .........................................           .94%           1.41%          2.63%          6.08%         5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................    $5,505,394      $5,331,200     $4,734,196     $4,490,919    $4,144,043

Ratios to average net assets:

 Expenses ...............................................           .15%            .15%           .15%           .15%          .15%

 Expenses excluding waiver and payments by affiliate ....           .16%            .15%           .16%           .16%          .16%

 Net investment income ..................................           .93%           1.39%          2.56%          5.91%         5.65%

(a)   Total return is not annualized for periods less than one year.


22 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 45.0%
    Abbey National North America, Stamford Branch, 1.09% - 1.11%, 7/21/04 - 7/27/04 ........      $  150,000,000      $  150,001,227
    Bank of Montreal, Chicago Branch, 1.063% - 1.200%, 7/21/04 - 9/07/04 ...................         225,000,000         225,001,627
    Bank of Nova Scotia, Portland Branch, 1.22% - 1.25%, 8/24/04 - 8/30/04 .................         150,000,000         150,002,369
    Banque Nationale De Paris, New York Branch, 1.080% - 1.085%, 7/16/04 - 7/28/04 .........         125,000,000         125,000,141
    Barclays Bank PLC, New York Branch, 1.05%, 8/02/04 .....................................          75,000,000          75,000,000
    Bayerische Landesbank Girozen, New York Branch, 1.02%, 7/14/04 .........................          50,000,000          50,000,179
    Credit Agricole, New York Branch, 1.07% - 1.43%, 7/30/04 - 10/22/04 ....................         150,000,000         150,000,774
    Danske Bank AS, New York Branch, 1.08%, 8/05/04 ........................................          50,000,000          50,001,444
    Dexia Bank, New York Branch, 1.080% - 1.508%, 8/25/04 - 12/07/04 .......................         150,000,000         150,004,012
    Landesbank Hessen Thueringen Giro., New York Branch, 1.095%, 9/08/04 ...................          75,000,000          75,000,715
    Lloyds Bank PLC, New York Branch, 1.31%, 8/23/04 - 8/30/04 .............................         150,000,000         150,002,321
    National Australia Bank, New York Branch, 1.15%, 8/13/04 ...............................          75,000,000          75,000,000
    Rabobank Nederland NV, New York Branch, 1.000% - 1.115%, 7/01/04 - 10/06/04 ............         100,000,000         100,000,670
    Royal Bank of Canada, New York Branch, 1.42%, 10/22/04 .................................          25,000,000          25,000,774
    Royal Bank of Scotland NY, New York Branch, 1.07%, 7/29/04 - 7/30/04 ...................         100,000,000         100,000,788
    Societe Generale North America Inc., New York Branch, 1.33%, 8/26/04 ...................          75,000,000          75,000,000
    State Street Corp., Boston Branch, 1.05%, 8/09/04 - 8/10/04 ............................         150,000,000         150,000,000
    Svenska Handelsbanken, New York Branch, 1.06% - 1.10%, 7/15/04 - 8/12/04 ...............         150,000,000         149,998,850
    Toronto Dominion Bank, New York Branch, 1.105% - 1.340%, 7/26/04 - 8/25/04 .............         150,000,000         150,000,000
    UBS AG, Stamford Branch, 1.060% - 1.065%, 7/23/04 - 7/28/04 ............................         150,000,000         150,001,247
    Wells Fargo Bank, San Francisco Branch, 1.05%, 7/12/04 .................................          75,000,000          75,000,000
    Westdeutsche Landesbank, New York Branch, 1.15%, 10/12/04 ..............................          75,000,000          75,002,131
                                                                                                                      --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,475,019,269) ....................................                           2,475,019,269
                                                                                                                      --------------
    BANK NOTES (COST $150,003,056) 2.7%
    Bank of America NA, 1.06%, 7/19/04 - 7/20/04 ...........................................         150,000,000         150,003,056
                                                                                                                      --------------
    COMMERCIAL PAPER 39.5%
(a) ANZ (Delaware) Inc., 1.034% - 1.153%, 7/08/04 - 8/12/04 ................................         150,000,000         149,881,389
(a) American International Group I, 1.013% - 1.042%, 7/01/04 - 7/16/04 .....................         150,000,000         149,966,903
(a) Barclays U.S. Funding Corp., 1.023%, 7/08/04 ...........................................          25,000,000          24,995,042
(a) Canadian Wheat Board, 1.004%, 8/04/04 ..................................................          25,000,000          24,976,389
(a) Citigroup Global Markets Holdings, 1.153%, 8/04/04 - 8/11/04 ...........................         150,000,000         149,826,701
(a) Coca-Cola Co., 1.213%, 8/23/04 - 8/27/04 ...............................................         100,000,000          99,818,500
(a) Commonwealth Bank of Australia, 1.043%, 7/06/04 - 7/13/04 ..............................         100,000,000          99,970,389
(a) Danske Corp., 1.066% - 1.201%, 7/26/04 - 8/26/04 .......................................         100,000,000          99,897,042
(a) Dupont De Nemours Inc., 1.242%, 8/12/04 - 8/20/04 ......................................         150,000,000         149,759,750
(a) General Electric Capital Corp., 1.043% - 1.173%, 7/07/04 - 8/18/04 .....................         150,000,000         149,836,958
(a) Goldman Sachs Group Inc., 1.30%, 7/02/04 ...............................................         150,000,000         149,994,583
(a) HBOS Treasury Services, 1.038% - 1.080%, 7/06/04 - 8/19/04 .............................         101,000,000         100,951,176
(a) Internationale Ned. U.S. Funding Corp., 1.034% - 1.333%, 7/07/04 - 8/23/04 .............         150,000,000         149,843,382
(a) National Australia Funding, 1.211%, 7/13/04 - 7/15/04 ..................................          75,000,000          74,967,229
(a) Nestle Capital Corp., 1.133%, 8/17/04 - 8/18/04 ........................................          50,000,000          49,925,451
(a) Pfizer Inc., 1.025% - 1.055%, 8/19/04 - 9/07/04 ........................................         150,000,000         149,763,103
(a) Procter & Gamble Co., 1.042% - 1.231%, 7/19/04 - 7/29/04 ...............................         150,000,000         149,903,861
(a) Royal Bank of Canada, 1.029% - 1.053%, 7/09/04 - 7/29/04 ...............................         125,000,000         124,917,015
(a) Shell Finance UK PLC, 1.011%, 7/02/04 ..................................................          50,000,000          49,998,597
(a) Westdeutsche Landesbank, 1.094%, 8/16/04 ...............................................          75,000,000          74,895,542
                                                                                                                      --------------
  TOTAL COMMERCIAL PAPER (COST $2,174,089,002) .............................................                           2,174,089,002
                                                                                                                      --------------


                                                              Annual Report | 23

THE MONEY MARKET PORTFOLIOS

------------------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES 1.6%

(a) Federal Home Loan Bank, 1.25%, 7/01/04 ......................................................   $   13,595,000    $   13,595,000
(a) Freddie Mac, 1.077%, 8/31/04 ................................................................       75,000,000        74,864,021
                                                                                                                      --------------
    TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $88,459,021) ..................................                         88,459,021
                                                                                                                      --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,887,570,348) ........................                      4,887,570,348
                                                                                                                      --------------

    REPURCHASE AGREEMENTS 11.1%
(b) Deutsche Bank Securities Inc., 1.25%, 7/01/04 (Maturity Value $121,229,209) .................      121,225,000       121,225,000
       Collateralized by U.S. Treasury Bills, 8/19/04 - 11/26/04
(b) Morgan Stanley & Co. Inc., 1.22%, 7/01/04 (Maturity Value $121,224,108) .....................      121,220,000       121,220,000
       Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.40%, 7/01/04 (Maturity Value $370,014,389) ............................      370,000,000       370,000,000
       Collateralized by U.S. Government Agency Securities, 2.125% - 5.500%, 8/13/04 - 6/02/06
                                                                                                                      --------------
    TOTAL REPURCHASE AGREEMENTS (COST $612,445,000) .............................................                        612,445,000
                                                                                                                      --------------
    TOTAL INVESTMENTS (COST $5,500,015,348) 99.9% ...............................................                      5,500,015,348
    OTHER ASSETS, LESS LIABILITIES .1% ..........................................................                          5,378,816
                                                                                                                      --------------
    NET ASSETS 100.0% ...........................................................................                     $5,505,394,164
                                                                                                                      ==============

(a) Security is traded on a discount basis; the rate shown is the effective yield at the time of purchase by the fund.

(b)   See Note 1(b) regarding repurchase agreements.


24 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                   ----------------------------------------------------------------
                                                                                             YEAR ENDED JUNE 30,
                                                                      2004          2003          2002         2001          2000
                                                                   ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                                   ----------------------------------------------------------------
Income from investment operations - net investment income ....         .009          .013          .024          .056          .054

Less distributions from net investment income ................        (.009)        (.013)        (.024)        (.056)        (.054)
                                                                   ----------------------------------------------------------------
Net asset value, end of year .................................     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                                   ================================================================

Total return(a) ..............................................          .87%         1.34%         2.43%         5.75%         5.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................     $117,815      $201,758      $226,676      $186,718      $221,993

Ratios to average net assets:

 Expenses ....................................................          .15%          .15%          .15%          .15%          .15%

 Expenses excluding waiver and payments by affiliate .........          .16%          .16%          .16%          .16%          .16%

 Net investment income .......................................          .87%         1.34%         2.33%         5.63%         5.36%

(a)   Total return is not annualized for periods less than one year.


                         Annual Report | See notes to financial statements. | 25

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2004

-----------------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 29.7%
(a) U.S. Treasury Bill, 1.00%, 7/08/04 ..................................................      $ 10,000,000      $  9,998,065
(a) U.S. Treasury Bill, 1.00% - 1.005%, 7/29/04 .........................................        10,000,000         9,992,241
(a) U.S. Treasury Bill, 1.532%, 12/09/04 ................................................         5,000,000         4,966,011
(a) U.S. Treasury Note, 1.875%, 9/30/04 .................................................         5,000,000         5,007,934
(a) U.S. Treasury Note, 1.75%, 12/31/04 .................................................         5,000,000         5,015,122
                                                                                                                 ------------
    TOTAL GOVERNMENT SECURITIES (COST $34,979,373) ......................................                          34,979,373
                                                                                                                 ------------
    REPURCHASE AGREEMENTS 70.3%
(b) ABN AMRO Bank, N.V., New York Branch, 1.25%, 7/01/04 (Maturity Value $5,000,174) ....         5,000,000         5,000,000
       Collateralized by U.S. Treasury Notes, 1.75%, 12/31/04
(b) Banc of America Securities LLC, 1.10%, 7/01/04 (Maturity Value $5,000,153) ..........         5,000,000         5,000,000
       Collateralized by U.S. Treasury Notes, 2.00%, 8/31/05
(b) Barclays Capital Inc., 1.20%, 7/01/04 (Maturity Value $5,000,167) ...................         5,000,000         5,000,000
       Collateralized by U.S. Treasury Bills, 1.485%, 11/18/04
(b) Bear, Stearns & Co. Inc., 1.22%, 7/01/04 (Maturity Value $5,000,169) ................         5,000,000         5,000,000
       Collateralized by U.S. Treasury Notes, 1.625%, 4/30/05
(b) Deutsche Bank Securities Inc., 1.25%, 7/01/04 (Maturity Value $23,920,831) ..........        23,920,000        23,920,000
       Collateralized by U.S. Treasury Notes, 6.75%, 5/15/05
(b) Goldman, Sachs & Co., 1.24%, 7/01/04 (Maturity Value $5,000,172) ....................         5,000,000         5,000,000
       Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08
(b) Greenwich Capital Markets Inc., 1.25%, 7/01/04 (Maturity Value $5,000,174) ..........         5,000,000         5,000,000
       Collateralized by U.S. Treasury Notes, 7.00%, 7/15/06
(b) Morgan Stanley & Co. Inc., 1.22%, 7/01/04 (Maturity Value $23,915,810) ..............        23,915,000        23,915,000
       Collateralized by U.S. Treasury Bonds, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.25%, 7/01/04 (Maturity Value $5,000,174) ......................         5,000,000         5,000,000
       Collateralized by U.S. Treasury Bonds, 9.375%, 2/15/06
                                                                                                                 ------------
    TOTAL REPURCHASE AGREEMENTS (COST $82,835,000) ......................................                          82,835,000
                                                                                                                 ------------
    TOTAL INVESTMENTS (COST $117,814,373) 100.0% ........................................                         117,814,373
    OTHER ASSETS, LESS LIABILITIES ......................................................                                 181
                                                                                                                 ------------
    NET ASSETS 100.0% ...................................................................                        $117,814,554
                                                                                                                 ============

(a) Security is traded on a discount basis; the rate shown is the effective yield at the time of purchase by the fund.

(b)   See Note 1(b) regarding repurchase agreements.


26 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                                           ---------------------------------
                                                                                                                  THE U.S.
                                                                                                                 GOVERNMENT
                                                                                                THE             SECURITIES
                                                                                            MONEY MARKET        MONEY MARKET
                                                                                             PORTFOLIO           PORTFOLIO
                                                                                           ---------------------------------
Assets:
 Investments in securities, at amortized cost (Note 1) .......................             $4,887,570,348     $   34,979,373
 Repurchase agreements, at value and cost ....................................                612,445,000         82,835,000
 Cash ........................................................................                      1,207              4,307
 Interest receivable .........................................................                  6,123,964             26,626
                                                                                           ---------------------------------
      Total assets ...........................................................              5,506,140,519        117,845,306
                                                                                           ---------------------------------
Liabilities:
 Payables:
  Professional fees ..........................................................                     22,900             10,375
  Affiliates .................................................................                    666,516             14,549
 Distributions to shareholders ...............................................                     12,407                841
 Other liabilities ...........................................................                     44,532              4,987
                                                                                           ---------------------------------
      Total liabilities ......................................................                    746,355             30,752
                                                                                           ---------------------------------
Net assets, at value .........................................................             $5,505,394,164     $  117,814,554
                                                                                           =================================
Shares outstanding ...........................................................              5,505,394,164        117,814,554
                                                                                           =================================
Net asset value per share ....................................................             $         1.00     $         1.00
                                                                                           =================================


                         Annual Report | See notes to financial statements. | 27

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the year ended June 30, 2004

                                                                                               ------------------------------
                                                                                                                   THE U.S.
                                                                                                                  GOVERNMENT
                                                                                                    THE           SECURITIES
                                                                                               MONEY MARKET      MONEY MARKET
                                                                                                 PORTFOLIO         PORTFOLIO
                                                                                               ------------------------------
Investment income:
 Interest ..........................................................................           $ 57,433,188      $  1,769,549
                                                                                               ------------------------------
Expenses:
 Management fees (Note 3) ..........................................................              7,933,008           261,993
 Custodian fees (Note 4) ...........................................................                103,758             3,729
 Professional fees .................................................................                 43,830            10,929
 Other .............................................................................                136,099             6,491
                                                                                               ------------------------------
      Total expenses ...............................................................              8,216,695           283,142
      Expense reductions (Note 4) ..................................................                    (33)             (287)
      Expenses waived/paid by affiliate (Note 3) ...................................               (209,614)          (21,976)
                                                                                               ------------------------------
       Net expenses ................................................................              8,007,048           260,879
                                                                                               ------------------------------
        Net investment income ......................................................             49,426,140         1,508,957
                                                                                               ------------------------------
Net realized gain (loss) from investments ..........................................                  3,825             5,742
                                                                                               ------------------------------
Net increase (decrease) in net assets resulting from operations ....................           $ 49,429,965      $  1,514,699
                                                                                               ==============================


28 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2004 and 2003

                                                       -------------------------------------------------------------------------
                                                                                                 The U.S. Government Securities
                                                             The Money Market Portfolio              Money Market Portfolio
                                                       -------------------------------------------------------------------------
                                                             2004               2003                 2004                2003
                                                       -------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................   $   49,426,140      $   73,176,506        $  1,508,957       $  2,883,855
  Net realized gain (loss) from investments ........            3,825              19,063               5,742                 --
                                                       -------------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations ..................       49,429,965          73,195,569           1,514,699          2,883,855
 Distributions to shareholders from net
  investment income ................................      (49,429,965)(a)     (73,195,569)(b)      (1,514,699)(c)     (2,883,855)
 Capital share transactions (Note 2) ...............      174,194,451         597,003,871         (83,943,475)       (24,918,467)
                                                       -------------------------------------------------------------------------
      Net increase (decrease) in net assets ........      174,194,451         597,003,871         (83,943,475)       (24,918,467)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year ................................    5,331,199,713       4,734,195,842         201,758,029        226,676,496
                                                       -------------------------------------------------------------------------
  End of year ......................................   $5,505,394,164      $5,331,199,713        $117,814,554       $201,758,029
                                                       =========================================================================

(a) Distributions were increased by a net realized gain from investments of $3,825.

(b) Distributions were increased by a net realized gain from investments of $19,063.

(c) Distributions were increased by a net realized gain from investments of $5,742.


                         Annual Report | See notes to financial statements. | 29

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2004, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for income taxes because each portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each portfolio to the combined net assets. Other expenses are charged to each portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


30 | Annual Report

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                                                      ----------------------------------------
                                                                                                                   THE U.S.
                                                                                                                 GOVERNMENT
                                                                                            THE                  SECURITIES
                                                                                        MONEY MARKET             MONEY MARKET
                                                                                         PORTFOLIO                PORTFOLIO
                                                                                      ----------------------------------------
Year ended June 30, 2004
 Shares sold ...........................................................              $ 5,413,860,590          $   145,540,988
 Shares issued in reinvestment of distributions ........................                   49,424,401                1,513,783
 Shares redeemed .......................................................               (5,289,090,540)            (230,998,246)
                                                                                      ----------------------------------------
 Net increase (decrease) ...............................................              $   174,194,451          $   (83,943,475)
                                                                                      ========================================
Year ended June 30, 2003
 Shares sold ...........................................................              $ 6,279,565,500          $   309,427,987
 Shares issued in reinvestment of distributions ........................                   73,193,516                2,884,175
 Shares redeemed .......................................................               (5,755,755,145)            (337,230,629)
                                                                                      ----------------------------------------
 Net increase (decrease) ...............................................              $   597,003,871          $   (24,918,467)
                                                                                      ========================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each portfolio. Advisers agreed in advance to voluntarily waive a portion of management fees as noted in the Statements of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolios. Effective June 1, 2004, the waiver was discontinued for the Money Market Portfolio.


                                                              Annual Report | 31

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

At June 30, 2004, the shares of The Money Market Portfolio were owned by the following fund:

                                                                                -----------------------------------------
                                                                                                         PERCENTAGE OF
                                                                                    SHARES             OUTSTANDING SHARES
                                                                                -----------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..................       3,528,183,535                64.09%
Franklin Money Fund .....................................................       1,623,968,530                29.50%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .............         197,177,281                 3.58%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .............................................................         156,064,818                 2.83%

At June 30, 2004, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                                -----------------------------------------
                                                                                                         PERCENTAGE OF
                                                                                    SHARES             OUTSTANDING SHARES
                                                                                -----------------------------------------
Franklin Federal Money Fund .............................................         117,814,554                  100%

On April 30, 2004, the Institutional Fiduciary Trust-Franklin U.S. Government Securities Money Market Portfolio liquidated all of its holdings in the U.S. Government Securities Money Market Portfolio.

4. EXPENSE OFFSET ARRANGEMENTS

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the period ended June 30, 2004, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2004 and 2003, was as follows:

                                                                ----------------------------------------------------------
                                                                                                 THE U.S. GOVERNMENT
                                                                     THE MONEY MARKET                 SECURITIES
                                                                        PORTFOLIO               MONEY MARKET PORTFOLIO
                                                                ----------------------------------------------------------
                                                                     2004          2003           2004           2003
                                                                ----------------------------------------------------------
Distributions paid from ordinary income ................        $49,429,965    $73,195,569    $ 1,514,699      $ 2,883,855
                                                                ==========================================================

At June 30, 2004, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                                                             ----------------------------------------
                                                                                                THE U.S. GOVERNMENT
                                                                             THE MONEY MARKET        SECURITIES
                                                                                 PORTFOLIO     MONEY MARKET PORTFOLIO
                                                                             ----------------------------------------
Cost of investments .....................................................      $5,500,015,348      $   117,814,373
                                                                               ===================================
Undistributed ordinary income ...........................................      $       12,407      $           841
                                                                               ===================================


32 | Annual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement had been reached by the Portfolios' investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which the Portfolios' investment manager neither admits nor denies any wrongdoing, the Portfolios' investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Portfolios' investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.


                                                              Annual Report | 33

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Portfolios' investment manager and the Portfolios' principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Portfolios' principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS

The Company, in addition to other entities within Franklin Templeton Investments, including certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


34 | Annual Report

THE MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 11, 2004


                                                              Annual Report | 35

BOARD MEMBERS AND OFFICERS

THE MONEY MARKET PORTFOLIOS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (83)        Trustee           Since 1992          112                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)            Trustee           Since 1992          141                       Director, Bar-S Foods
One Franklin Parkway                                                                             (meat packing company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (76)           Trustee           Since 1998          51                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel,
California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)         Trustee           Since 1992          142                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (75)           Trustee           Since 1992          114                       Director, The California Center
One Franklin Parkway                                                                             for Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (76)           Trustee           Since 1992          141                       Director, White Mountains Insurance
One Franklin Parkway                                                                             Group, Ltd. (holding company);
San Mateo, CA 94403-1906                                                                         Martek Biosciences Corporation;
                                                                                                 MedImmune, Inc. (biotechnology);
                                                                                                 and Overstock.com (Internet
                                                                                                 services); and FORMERLY, Director,
                                                                                                 MCI Communication Corporation
                                                                                                 (subsequently known as MCI
                                                                                                 WorldCom, Inc. and WorldCom, Inc.)
                                                                                                 (communications services)
                                                                                                 (1988-2002) and Spacehab, Inc.
                                                                                                 (aerospace services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)        Trustee and       Trustee since       141                       None
One Franklin Parkway             Chairman of       1992 and Chairman
San Mateo, CA 94403-1906         the Board         of the Board since
                                                   1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63)    Trustee and       Trustee since       124                       None
One Franklin Parkway             President and     1992 and
San Mateo, CA 94403-1906         Chief Executive   President and
                                 Officer -         Chief Executive
                                 Investment        Officer -
                                 Management        Investment
                                                   Management since
                                                   2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (59)             Vice President    Since 1992          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)              Chief             Since July 2004     Not Applicable            None
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.,
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (42)             Treasurer         Since July 2004     Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)          Vice President    Since 1995          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer,
Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)            Senior Vice       Since 2002          Not Applicable            None
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


38 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)               Vice President    Since 2000          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)            Vice President    Since 2000          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)           Vice President -  Since 2002          Not Applicable            Director, FTI Banque, Arch
600 Fifth Avenue                 AML Compliance                                                  Chemicals, Inc. and Lingnan
Rockefeller Center                                                                               Foundation.
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Murray L. Simpson (67)           Vice President    Since 2000          Not Applicable            None
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and formerly,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (52)             Chief Financial   Since May 2004      Not Applicable            None
500 East Broward Blvd.           Officer
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


40 | Annual Report

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $78,970 for the fiscal year ended June 30, 2004 and $43,480 for the fiscal year ended June 30, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $2,567 for the fiscal year ended June 30, 2004 and $0 for the fiscal year ended June 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2004 and $12,000 for the fiscal year ended June 30, 2003. The services for which these fees were paid included a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the reistrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $2,567 for the fiscal year ended June 30, 2004 and $12,000 for the fiscal year ended June 30, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /S/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004


By /S/Galen G. Vetter
      Chief Financial Officer
Date    August 31, 2004